CORRECTION OF IMMATERIAL ERRORS (Narrative) (Details) - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Grant income								$ 163,723	$ 0
Business development	$ 102,089		$ 582,125		$ 246,104	$ 762,125		1,841,982	360,000
Accounts payable and accrued liabilities	1,436,358				1,436,358			966,088	731,756
Consulting fees								4,263,195	998,364
Prepaid expenses								230,688	134,572
Research and development expenses	1,918		186,513		85,181	441,992		1,027,203	0
Net loss	$ 11,458,207		$ 1,934,427		$ 15,727,338	$ 4,587,534		$ 16,543,616	$ 7,908,777
Loss per share	$ 0.24		$ 0.09		$ 0.35	$ 0.23		$ 0.76	$ 0.46
Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Research and development expenses				$ 255,479
As corrected [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Business development		$ 472,500	$ 376,125			$ 376,125	$ 848,625
Accounts payable and accrued liabilities		848,625	376,125			376,125	848,625
Consulting fees		100,000					100,000
Prepaid expenses		100,000					100,000
Research and development expenses			255,479	255,479
Net loss		$ 2,422,410	$ 1,934,427	$ 2,653,107		$ 4,587,534	$ 7,009,944
Loss per share		$ 0.12	$ 0.09	$ 0.13		$ 0.23	$ 0.34